Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income [Abstract]
Income before income taxes	$ 17,982	$ 10,781	$ 8,910
Statutory tax rate in Israel	25.00%	25.00%	24.00%
Computed expected tax	4,496	2,695	2,138
Non-deductible operating expenses	205	159	123
Prior year adjustments	29	(12)	(38)
Change in valuation allowance		(63)	12
Tax effect due to "Approved Enterprise" status	(4,396)	(2,063)	(1,640)
Taxes related to foreign jurisdictions	198	30
Changes in tax rate	399	(58)	65
Other	(26)	222	7
Income tax expense	$ 905	$ 910	$ 667